Summary of Significant Accounting Policies (Details)	12 Months Ended
Mar. 31, 2012 Y
Buildings [Member]
Property, plant and equipment estimated useful lives
Property, plant and equipment useful life	40
Building improvements [Member]
Property, plant and equipment estimated useful lives
Property, plant and equipment useful life minimum	5
Property, plant and equipment useful life maximum	10
Manufacturing machinery [Member]
Property, plant and equipment estimated useful lives
Property, plant and equipment useful life	20
General equipment [Member]
Property, plant and equipment estimated useful lives
Property, plant and equipment useful life minimum	5
Property, plant and equipment useful life maximum	10
Computer equipment, software, and software development [Member]
Property, plant and equipment estimated useful lives
Property, plant and equipment useful life minimum	3
Property, plant and equipment useful life maximum	7
Office furniture and equipment [Member]
Property, plant and equipment estimated useful lives
Property, plant and equipment useful life minimum	3
Property, plant and equipment useful life maximum	10